Summary of Significant Accounting Policies (Details) - Schedule of the Estimated Useful Lives	6 Months Ended
Jun. 30, 2023
Office Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	3
Furniture and Fixtures [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	3
Furniture and Fixtures [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	5
Vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	3
Vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	5
Building [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	20
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	lesser of lease term or expected useful life